Per Share Data	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Per Share Data [Abstract]
Per Share Data

Note 2 – Per Share Data

The computations of Basic Earnings per Share and Diluted Earnings per Share are as follows:

	Three Months Ended
	June 30,
	2013	2012
Basic Earnings per Share:
Net Income	$6,532	$5,967
Weighted Average Shares Outstanding	12,666,315	12,627,715
Basic Earnings per Share	$0.52	$0.47

Diluted Earnings per Share:
Net Income	$6,532	$5,967

Weighted Average Shares Outstanding	12,666,315	12,627,715
Potentially Dilutive Shares, Net	16,812	10,811
Diluted Weighted Average Shares Outstanding	12,683,127	12,638,526
Diluted Earnings per Share	$0.52	$0.47

For the three months ended June 30, 2013 and 2012, there were no anti-dilutive shares.

The computations of Basic Earnings per Share and Diluted Earnings per Share are as follows:

	Six Months Ended
	June 30,
	2013	2012
Basic Earnings per Share:
Net Income	$12,341	$11,569
Weighted Average Shares Outstanding	12,654,146	12,614,075
Basic Earnings per Share	$0.98	$0.92

Diluted Earnings per Share:
Net Income	$12,341	$11,569

Weighted Average Shares Outstanding	12,654,146	12,614,075
Potentially Dilutive Shares, Net	17,560	14,003
Diluted Weighted Average Shares Outstanding	12,671,706	12,628,078
Diluted Earnings per Share	$0.97	$0.92

For the six months ended June 30, 2013 and 2012, there were no anti-dilutive shares.

NOTE 11 – Per Share Data

The computation of Basic Earnings per Share and Diluted Earnings per Share are provided below:

	2012	2011	2010
Basic Earnings per Share:
Net Income	$24,055	$20,249	$13,405

Weighted Average Shares Outstanding	12,622,049	12,581,646	11,098,836

Basic Earnings per Share	$1.91	$1.61	$1.21

Diluted Earnings per Share:
Net Income	$24,055	$20,249	$13,405

Weighted Average Shares Outstanding	12,622,049	12,581,646	11,098,836
Stock Options, Net	15,694	6,102	6,051
Diluted Weighted Average Shares Outstanding	12,637,743	12,587,748	11,104,887

Diluted Earnings per Share	$1.90	$1.61	$1.21

Stock options for 89,276 and 99,276 shares of common stock were not considered in computing diluted earnings per common share for 2011 and 2010, respectively, because they were anti-dilutive. There were no anti-dilutive shares at December 31, 2012.